Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024 CAD ($) shares	Apr. 30, 2023 CAD ($) shares		Apr. 30, 2024 CAD ($) shares	Apr. 30, 2023 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	[1]				$ 53,163
Balance at end of period		$ 55,656	$ 51,452	[1]	$ 55,656	$ 51,452	[1]
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares		937,223,345	911,628,796		931,098,941	906,040,097
Equity-settled share-based compensation plans, Number of shares | shares		313,852	61,493		692,877	192,824
Shareholder investment plan, Number of shares | shares		4,693,884	5,337,388		9,811,613	10,083,813
Employee share purchase plan, Number of shares | shares		786,615	708,052		1,457,807	1,448,566
Number of shares issued, Number of shares | shares		943,017,696	917,735,729		943,061,238	917,765,300
Treasury shares, Number of shares | shares		(15,277)	33,634		(58,819)	4,063
Ending balance, Number of shares | shares		943,002,419	917,769,363		943,002,419	917,769,363
Balance at beginning of period		$ 16,447	$ 15,046	[1]	$ 16,082	$ 14,726	[1]
Equity-settled share-based compensation plans		17	3		37	9
Shareholder investment plan, Amount		299	296		607	568
Employee share purchase plan, Amount		51	42		90	86
Number of shares issued, Amount		16,814	15,387		16,816	15,389
Treasury shares, Amount		(1)	2	[1]	(3)
Balance at end of period		$ 16,813	$ 15,389	[1]	$ 16,813	$ 15,389	[1]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.